CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Cash flows from operating activities:
Net income	$ 2,804,858	$ 4,021,848	$ 4,565,968
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation and amortization	49,489	26,497	27,314
Loss from disposal of fixed assets	16,115
Amortization of operating lease right-of-use assets	87,554	83,916	66,062
Allowance for expected credit loss	72,957	280,787	(137,831)
Deferred tax provision	29,711	(64,284)	21,160
Stock-based compensation for services	1,822,597
Changes in operating assets and liabilities:
Accounts receivable	(5,975,272)	(8,808,278)	(2,935,120)
Accounts receivable, related parties	(12,641,032)	(2,537,631)	(1,990,880)
Advance to vendors	4,729,066	(1,324,078)	(1,472,674)
Other current assets	45,986	(92,803)	(282,052)
Due from related parties	202,966	(207,676)	(2,207)
Taxes payable	1,011,969	711,429	232,455
Net changes in operating right-of-use assets and lease liabilities	174,618	(87,077)	(62,862)
Accrued expense and other current liabilities	(209,182)	776,481	806,939
Net cash used in operating activities	(2,685,630)	(6,489,483)	(693,959)
Cash flows from investing activities:
Purchase of property and equipment	(88,716)	(167,932)	(1,380)
Proceeds from termination of the long-term investment			491,503
Purchase of short-term investment			(2,096,934)
Proceeds upon maturity of short-term investment		2,105,016	1,378,628
Net cash (used in) provided by investing activities	(88,716)	1,937,084	(228,183)
Cash flows from financing activities:
Proceeds from short-term bank loans	5,913,252	4,989,677	8,343,003
Repayment of short-term bank loans	(4,083,932)	(2,399,922)	(7,110,005)
Payment for deferred initial public offering costs			(119,102)
Net proceeds from completion of the initial public offering		5,073,566
Net cash provided by financing activities	1,672,768	7,249,130	1,990,753
Effect of exchange rate change on cash	(114,474)	124,560	(171,203)
Net (decrease) increase in cash	(1,216,052)	2,821,291	897,407
Cash, beginning of year	7,105,085	4,283,794	3,386,386
Cash, end of year	5,889,033	7,105,085	4,283,794
Supplemental disclosures of cash flow information:
Cash paid for income tax	40,110	29,966	36,595
Cash paid for interest	250,553	159,298	139,752
Supplemental disclosure of non-cash investing and financing activities
Right-of-use assets obtained in exchange for operating lease obligations	300,784
Non-related party
Changes in operating assets and liabilities:
Advances from customers	291,201	(13,095)	(25,319)
Cash flows from financing activities:
Proceeds from long-term bank loans	422,476	1,385,636	698,978
Repayment of long-term bank loans	(612,590)	(138,564)	(657,039)
Related party
Changes in operating assets and liabilities:
Accounts payable	4,800,769	744,481	545,898
Advances from customers			(50,810)
Cash flows from financing activities:
Proceeds from long-term bank loans			1,397,956
Repayment of long-term bank loans		(1,385,636)	(838,774)
Proceeds from (repayment of) borrowing from related parties	$ 33,562	$ (275,627)	$ 275,736